                          MFS(R) STRATEGIC INCOME FUND

  Supplement dated March 1, 1999 (as revised June 14, 1999 and October 1, 1999)
                            to the Current Prospectus


     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                                   1 Year       5 Year      10 Year
                                                                   ------       ------      -------
         Class I shares                                             (0.43)%      5.13%        5.13%
         Credit Suisse First Boston High Yield Index++*              0.58%       8.16%       10.74%
         Lehman Brothers Government Corporate Bond Index+**          9.49%       7.31%        9.24%
         Salomon Brothers World Governments Bond Index+***          15.29%       7.84%        8.97%

-----------------
+    Source: CDA/Wiesenberger
++   Source: AIM
* The Credit Suisse First Boston High Yield Index is a broad based unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment-grade domestic corporate debt.
*** The Salomon Brothers World Governments Bond Index is unmanaged and consists of complete universes of government bonds with remaining maturities of at lest five years.

     The fund commenced investment operations on October 29, 1987 with the offering of class A shares, and subsequently offered class I shares on January 8, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower then the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

         Management Fees............................................  1.15%
         Distribution and Service (12b-1) Fees......................  0.00%
         Other Expenses(1) .........................................  0.38%
                                                                      ----
         Total Annual Fund Operating Expenses.......................  1.53%
           Fee Waiver and/or Expense Reimbursement(2)...............  1.00%
                                                                      ----
           Net Expenses.............................................  0.53%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.
(2) MFS has agreed to waive its right to receive the management fee to a maximum of 0.50% annually of the average daily net assets of the Fund. MFS has also agreed to bear all of the fund's expenses, excluding management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses. These contractual fee arrangements will remain in effect until at least March 1, 2000 absent an earlier modification approved by the board of trustees which oversees the Fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The table is supplemented as follows:

        Share Class       Year 1       Year 3      Year 5     Year 10
        -----------       ------       ------      ------     -------

       Class I shares      $54          $170        $296        $665

3.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

         MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

     Financial Statements - class I Shares

                                                                       Year Ended               Period Ended
                                                                     October 31, 1998         October 31, 1997*
                                                                     ----------------         -----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 8.25                     $  8.15
                                                                         ------                     -------
Income from Investment Operations# -
     Net investment income lossss.                                       $ 0.72                     $  0.49
     Net realized and unrealized gain on investments
       and foreign currency transactions                                  (0.85)                       0.15
                                                                         -------                    -------
         Total from investment operations                                $(0.13)                    $  0.64
                                                                         -------                    -------
Less distributions declared to shareholders -
     From net investment income                                          $(0.66)                    $ (0.54)
     From net realized gain on investments and
       foreign currency transactions                                     $(0.13)                        --
                                                                         -------                    -------
Net asset value - end of period                                          $ 7.33                     $  8.25
                                                                         ------                     -------
Total return                                                              (2.00)%                      5.98%++
Ratios (to average net assets)/Supplemental datass. -
Expenses##                                                                 0.50%                       0.44%+
Net investment loss                                                        8.51%                       7.69%+
Portfolio turnover                                                          299%                        217%
Net assets at end of period (000 omitted)                                   $238                        $230

-----------------
* For the period from the inception of class I shares, January 8, 1997,through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
ss. The Investment Adviser and/or the distributor voluntarily waived a portion of their management and/or other fees and/or distribution fee, respectively, for certain periods indicated. If the fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

           Net investment loss                                         $0.63                           $0.40
           Ratios (to average net assets):
                Expenses##                                              1.49%                           1.66%+
                Net Investment loss                                     7.49%                           6.47%+

        The date of this Supplement is March 1, 1999 (as revised June 14,
                           1999 and October 1, 1999).

                            MFS(R) GLOBAL GROWTH FUND

           Supplement dated March 1, 1999 (as revised October 1, 1999)
                           to the Current Prospectus

     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                                              1 Year     5 Year    Life*
                                                                              ------     -----     -----

      Class I shares                                                          12.54%     11.73%    12.95%
      Morgan Stanley Capital International (MSCI) All Country Index+**        21.72%     14.48%    15.52%
      Average Global Fund+                                                    14.34%     11.98%    11.23%
      Russel 2000 Total Return Index++***                                     -2.55%     11.86%    11.58%
      Standard & Poor's 500 Stock Index++****                                 28.58%     24.06%    23.49%

-----------------
+    Source: Lipper Analytical Services, Inc.
++   Source: CDA/Wiesenberger.
* For the period from the commencement of the fund's investment operations, November 18, 1993, through December 31, 1998. Index results are from December 31, 1993.
** The Morgan Stanley Capital International (MSCI) All Country Index is a broad based unmanaged index of developed country and emerging market equities.
*** The Russell 2000 Total Return Index is an unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the NYSE, AMEX, and NASDAQ.
**** The Standard & Poor's 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance.

     The fund commenced investment operations on November 18, 1993 with the offering of class A shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

         Management Fees.........................................      0.90%
         Distribution and Service (12b-1) Fees...................      0.00%
         Other Expenses(1).......................................      0.34%
                                                                       -----
         Total Annual Fund Operating Expenses....................      1.24%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The table is supplemented as follows:

        Share Class       Year 1        Year 3       Year 5        Year 10
        -----------       ------        ------       ------        -------

        Class I shares     $126          $393         $681         $1,500

3.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount.

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - class I shares

                                                                         Year Ended             Period Ended
                                                                     October 31, 1998         October 31, 1997*
                                                                     ----------------         -----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                   $ 20.84                   $ 18.34
                                                                        -------                   -------
Income from investment operations# -
     Net investment income                                              $  0.04                   $  0.04
     Net realized and unrealized gain on investments
       and foreign currency transactions                                  (0.40)                     2.46
                                                                        --------                  --------
         Total from investment operations                               $ (0.36)                  $  2.50
                                                                        --------                  -------
Less distributions declared to shareholders from net realized
     gain on investments and foreign currency transactions              $ (2.16)                      --
Net asset value - end of period                                         $ 18.32                   $ 20.84
                                                                        -------                   --------
Total return                                                              (1.64%)                   13.58%++
Ratios (to average net assets)/Supplemental data -
Expenses##                                                                 1.24%                     1.21%+
Net investment income                                                      0.19%                     0.20%+
Portfolio turnover                                                          104%                      133%
Net assets at end of period (000 omitted)                                 $5,445                    $6,550

-----------------
* For the period from the inception of class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.

## The Fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.













   The date of this Supplement is March 1, 1999 (as revised October 1, 1999).